As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-21761

KEELEY FUNDS, INC.
(Exact name of registrant as specified in charter)

401 S. LASALLE ST.
SUITE 1201
CHICAGO, IL 60605
(Address of principal executive offices) (Zip code)

ALAN GOLDBERG
BELL, BOYD & LLOYD, LLP
70 W. MADISON ST.
SUITE 3100
CHICAGO, IL 60602
(Name and address of agent for service)

312-786-5000
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2008

Date of reporting period:  December 31, 2007

Item 1. Schedule of Investments.

Schedule of Investments
December 31, 2007 (Unaudited)
Keeley Small Cap Value Fund

Shares		Value
	COMMON STOCKS - 100.07%
	Aerospace & Defense - 3.38%
1,495,000	GenCorp, Inc. (a)	$17,431,700
2,180,000	Hexcel Corp. (a)	52,930,400
630,000	Kaman Corp.	23,190,300
970,000	Ladish, Inc. (a)(b)	41,894,300
1,110,000	Teledyne Technologies, Inc. (a)	59,196,300
		194,643,000
	Air Freight & Logistics - 0.48%
515,000	Atlas Air Worldwide Holdings, Inc. (a)	27,923,300
	Auto Components - 1.59%
3,000,000	LKQ Corp. (a)	63,060,000
1,322,500	Midas, Inc. (a)(b)	19,387,850
361,000	Sauer-Danfoss, Inc.	9,043,050
		91,490,900
	Capital Markets - 3.39%
745,000	Cowen Group, Inc. (a)	7,084,950
998,000	Epoch Holding Corp.	14,970,000
830,000	Greenhill & Co., Inc.	55,178,400
1,230,000	Investment Technology Group, Inc. (a)	58,535,700
506,000	Piper Jaffray Companies (a)	23,437,920
1,460,000	SWS Group, Inc. (b)	18,498,200
1,285,000	Thomas Weisel Partners Group, Inc. (a)(b)	17,643,050
		195,348,220
	Chemicals - 2.99%
910,000	Arch Chemicals, Inc.	33,442,500
695,000	Hercules, Inc.	13,448,250
1,405,000	Koppers Holdings, Inc. (b)	60,752,200
745,000	Sensient Technologies Corp.	21,068,600
1,670,000	W.R. Grace & Co. (a)	43,720,600
		172,432,150
	Commercial Banks - 2.30%
662,500	BankFinancial Corp.	10,480,750
1,685,000	Boston Private Financial Holdings, Inc.	45,629,800
535,000	MB Financial Corp.	16,494,050
1,162,500	PrivateBancorp, Inc.	37,955,625
660,000	Wintrust Financial Corp.	21,865,800
		132,426,025
	Commercial Services & Supplies - 3.06%
1,330,000	ACCO Brands Corp. (a)	21,333,200
1,617,500	Cenveo, Inc. (a)	28,257,725
765,000	GP Strategies Corp. (a)	8,147,250
1,257,500	Layne Christensen Co. (a)(b)	61,881,575
605,000	Mac-Gray Corp. (a)	6,812,300
1,987,500	PHH Corp. (a)	35,059,500
305,000	Standard Parking Corp. (a)	14,789,450
		176,281,000
	Construction & Engineering - 7.34%
1,355,000	AECOM Technology Corp. (a)	38,712,350
1,050,000	Chicago Bridge & Iron Co.	63,462,000
632,000	Foster Wheeler Ltd. (a)	97,972,640
935,000	Granite Construction, Inc.	33,828,300
740,000	Integrated Electrical Services, Inc. (a)	13,904,600
1,415,000	McDermott International, Inc. (a)	83,527,450
1,402,500	Quanta Services, Inc. (a)	36,801,600
910,000	The Shaw Group, Inc. (a)	55,000,400
		423,209,340
	Construction Materials - 0.87%
715,000	Texas Industries, Inc.	50,121,500
	Consumer Finance - 0.56%
2,120,000	MoneyGram International, Inc.	32,584,400
	Containers & Packaging - 0.08%
245,000	Myers Industries, Inc.	3,545,150
65,000	Temple-Inland, Inc.	1,355,250
		4,900,400
	Diversified Financial Services - 0.95%
997,500	GATX Corp.	36,588,300
1,432,500	MarketAxess Holdings, Inc. (a)	18,378,975
		54,967,275
	Electric Utilities - 3.65%
850,000	Black Hills Corp.	37,485,000
1,240,000	Cleco Corp.	34,472,000
1,125,000	ITC Holdings Corp.	63,472,500
1,860,000	Portland General Electric Co.	51,670,800
895,000	Westar Energy, Inc.	23,216,300
		210,316,600
	Electrical Equipment - 3.49%
1,060,000	Acuity Brands, Inc.	47,700,000
765,000	AZZ, Inc. (a)(b)	21,687,750
800,000	General Cable Corp. (a)	58,624,000
942,500	Regal-Beloit Corp.	42,365,375
1,283,500	Superior Essex, Inc. (a)(b)	30,804,000
		201,181,125
	Energy Equipment & Services - 6.75%
1,655,000	Allis-Chalmers Energy, Inc. (a)	24,411,250
1,070,000	Basic Energy Services, Inc. (a)	23,486,500
1,270,000	Bronco Drilling Co., Inc. (a)	18,859,500
1,132,500	Dresser-Rand Group, Inc. (a)	44,224,125
1,445,000	Key Energy Services, Inc. (a)	20,793,550
595,000	Lufkin Industries, Inc.	34,087,550
1,560,000	Natural Gas Services Group, Inc. (a)(b)	30,591,600
2,635,000	Parker Drilling Co. (a)	19,894,250
2,790,000	Pioneer Drilling Co. (a)(b)	33,145,200
1,440,700	RPC, Inc.	16,870,597
1,315,000	Superior Well Services, Inc. (a)(b)	27,904,300
1,462,500	Tesco Corp. (a)	41,929,875
1,380,000	Willbros Group, Inc. (a)	52,840,200
		389,038,497
	Food Products - 2.63%
110,000	Chiquita Brands International, Inc. (a)	2,022,900
1,742,500	Flowers Foods, Inc.	40,791,925
1,627,500	Lance, Inc. (b)	33,233,550
706,000	Ralcorp Holdings, Inc. (a)	42,917,740
1,417,500	TreeHouse Foods, Inc. (a)	32,588,325
		151,554,440
	Gas Utilities - 0.78%
1,242,500	South Jersey Industries, Inc.	44,841,825
	Health Care Providers & Services - 0.16%
375,500	Emeritus Corp. (a)	9,443,825
	Hotels, Restaurants & Leisure - 6.01%
1,289,918	AFC Enterprises, Inc (a)	14,601,872
2,240,000	CKE Restaurants, Inc.	29,568,000
5,270,000	Denny's Corp. (a)(b)	19,762,500
1,062,500	Gaylord Entertainment Co. (a)	42,999,375
745,000	IHOP Corp.	27,252,100
2,100,000	Interstate Hotels & Resorts, Inc. (a)(b)	8,316,000
1,750,000	Marcus Corp. (b)	27,037,500
950,000	Orient-Express Hotels Ltd.	54,644,000
1,462,500	Red Lion Hotels Corp. (a)(b)	14,551,875
1,320,000	The Steak N Shake Co. (a)	14,388,000
54,000	Triarc Companies, Inc. - Class A	473,040
1,420,000	Triarc Companies, Inc. - Class B	12,396,600
1,007,500	Vail Resorts, Inc. (a)	54,213,575
1,105,000	Wyndham Worldwide Corp.	26,033,800
		346,238,237
	Industrial Conglomerates - 1.17%
1,870,000	Walter Industries, Inc.	67,189,100
	Insurance - 1.15%
1,085,000	Covanta Holding Corp. (a)	30,011,100
1,485,000	Meadowbrook Insurance Group, Inc. (a)	13,973,850
1,875,000	Phoenix Companies, Inc.	22,256,250
		66,241,200
	IT Services - 0.78%
1,275,000	Wright Express Corp. (a)	45,249,750
	Machinery - 19.39%
1,760,000	Actuant Corp. - Class A	59,857,600
1,072,500	Albany International Corp.	39,789,750
1,595,000	Altra Holdings, Inc. (a)(b)	26,524,850
995,000	American Railcar Industries, Inc.	19,153,750
780,000	Ampco-Pittsburgh Corp. (b)	29,741,400
586,000	Bucyrus International, Inc. - Class A	58,242,540
992,500	CIRCOR International, Inc. (b)	46,012,300
825,000	EnPro Industries, Inc. (a)	25,286,250
2,407,500	Federal Signal Corp. (b)	27,012,150
540,000	Flowserve Corp.	51,948,000
1,210,000	Gardner Denver, Inc. (a)	39,930,000
1,720,000	Greenbrier Companies, Inc. (b)	38,287,200
595,000	Joy Global, Inc.	39,162,900
1,020,000	Kaydon Corp.	55,630,800
1,075,000	L.B. Foster Co. (a)(b)	55,609,750
920,000	Lindsay Manufacturing Co. (b)	65,034,800
1,107,500	Manitowoc Co.	54,079,225
1,360,000	Mueller Water Products, Inc. - Class A	12,947,200
1,687,500	Mueller Water Products, Inc. - Class B	16,824,375
930,000	RBC Bearings, Inc. (a)	40,417,800
772,500	Sun Hydraulics, Inc.	19,490,175
1,065,000	Tennant Co. (b)	47,168,850
680,000	Terex Corp. (a)	44,587,600
1,115,700	Titan International, Inc.	34,876,782
1,010,000	Trinity Industries, Inc.	28,037,600
715,000	Valmont Industries, Inc.	63,720,800
1,087,500	Watts Water Technologies, Inc. - Class A	32,407,500
1,335,000	Westinghouse Air Brake Technologies Corp.	45,977,400
		1,117,759,347
	Media - 0.86%
1,190,000	Carmike Cinemas, Inc. (b)	8,639,400
3,030,000	Gray Television, Inc. (b)	24,300,600
952,500	Idearc, Inc.	16,725,900
		49,665,900
	Metals & Mining - 9.00%
1,820,000	Alpha Natural Resources, Inc. (a)	59,113,600
1,425,000	AM Castle & Co. (b)	38,745,750
1,705,000	AMCOL International Corp. (b)	61,431,150
1,005,000	Brush Engineered Materials, Inc. (a)	37,205,100
945,000	Century Aluminum Co. (a)	50,973,300
1,075,000	Commercial Metals Co.	31,658,750
1,152,500	Compass Minerals International, Inc.	47,252,500
1,330,000	Foundation Coal Holdings, Inc.	69,825,000
580,000	Haynes International, Inc. (a)	40,310,000
710,000	Kaiser Aluminum Corp.	56,430,800
725,000	Universal Stainless & Alloy (a)(b)	25,788,250
		518,734,200
	Multiline Retail - 0.76%
2,135,000	Retail Ventures, Inc. (a)	10,867,150
1,580,000	Saks, Inc. (a)	32,800,800
		43,667,950
	Multi-Utilities - 0.28%
3,810,000	Aquila, Inc. (a)	14,211,300
173,000	Florida Public Utilities Co.	2,032,750
		16,244,050
	Oil, Gas & Consumable Fuels - 8.93%
1,675,000	Bois d'Arc Energy, Inc. (a)	33,248,750
464,800	Callon Petroleum Co. (a)	7,645,960
1,025,000	Carrizo Oil & Gas, Inc. (a)	56,118,750
1,225,000	Comstock Resources, Inc. (a)	41,650,000
319,700	Contango Oil & Gas Company (a)	16,269,533
1,092,500	Encore Acquisition Co. (a)	36,456,725
2,507,500	EXCO Resources, Inc. (a)	38,816,100
1,630,000	Goodrich Petroleum Corp. (a)(b)	36,870,600
1,310,000	Penn Virginia Corp.	57,155,300
2,320,000	PetroHawk Energy Corp. (a)	40,159,200
670,000	Quicksilver Resources, Inc. (a)	39,925,300
825,000	Range Resources Corp.	42,372,000
405,400	Western Refining, Inc.	9,814,734
1,010,000	Whiting Petroleum Corp. (a)	58,236,600
		514,739,552
	Paper & Forest Products - 1.19%
412,000	Deltic Timber Corp.	21,213,880
1,140,000	Neenah Paper, Inc. (b)	33,231,000
1,560,000	Wausau Paper Corp.	14,024,400
		68,469,280
	Real Estate - 0.01%
18,333	Forestar Real Estate Group, Inc. (a)	432,483
	Road & Rail - 1.97%
415,000	Amerco, Inc. (a)	27,257,200
1,852,500	Genesee & Wyoming, Inc. (a)(b)	44,774,925
1,125,000	Kansas City Southern (a)	38,621,250
191,500	Providence & Worcester Railroad Co.	3,201,880
		113,855,255
	Specialty Retail - 1.43%
2,235,000	Maidenform Brands, Inc. (a)(b)	30,239,550
3,140,000	Sally Beauty Holdings, Inc. (a)	28,417,000
1,627,500	Stage Stores, Inc.	24,087,000
		82,743,550
	Textiles, Apparel & Luxury Goods - 1.15%
1,115,000	Hanesbrands, Inc. (a)	30,294,550
1,420,000	Movado Group, Inc. (b)	35,911,800
		66,206,350
	Thrifts & Mortgage Finance - 1.54%
480,000	Brookline Bancorp, Inc.	4,876,800
350,000	Citizens First Bancorp, Inc.	4,294,500
1,610,000	First Niagara Financial Group, Inc.	19,384,400
31,233	Guaranty Financial Group, Inc. (a)	499,733
700,000	Home Federal Bancorp, Inc.	7,028,000
1,945,000	NewAlliance Bancshares, Inc.	22,406,400
920,000	Provident Financial Services, Inc.	13,266,400
1,770,000	Westfield Financial, Inc. (b)	17,169,000
		88,925,233

	TOTAL COMMON STOCKS (Cost $5,050,728,319)	$5,769,065,259

	SHORT TERM INVESTMENTS - 0.00%
	Investment Companies - 0.00%
700	Fidelity Institutional Money Market Portfolio	$700

	TOTAL SHORT TERM INVESTMENTS (Cost $700)	$700
	Total Investments (Cost $5,050,729,019) - 100.07%	$5,769,065,959
	Liabilities in Excess of Other Assets - (0.07)%	(3,965,647)
	TOTAL NET ASSETS - 100.00%	$5,765,100,312

Percentages are stated as a percent of net assets.
(a)	Non Income Producing
(b)	Affiliated Company - As defined by the Investment Company Act of 1940, an "Affiliated Company"
represents Fund ownersip of at least 5% of the outstanding voting securities of an issuer. At December 31,
2007, the total market value of Affiliated Companies was $1,197,540,400 and the identified cost was $1,203,624,160

TRANSACTIONS WITH AFFILIATES

The following issuers are affiliated with KSCVX; that is, KSCVX held 5% or more of the outstanding voting securities during the period from October 1, 2007 through December 31, 2007. As defined in Section (2)(a)(3)
of the Investment Company Act of 1940, such issuers are:

	Share Balance			Share Balance	Dividend	Value
Issuer Name	At October 1, 2007	Additions	Reductions	At December 31, 2007	Income	At December 31, 2007
Altra Holdings, Inc.	1,550,000	45,000	—	1,595,000	—	26,524,850
AM Castle & Co.	1,210,000	215,000	—	1,425,000	79,500	38,745,750
AMCOL International Corp.	1,705,000	—	—	1,705,000	272,800	61,431,150
Ampco-Pittsburgh Corp.	780,000	—	—	780,000	117,000	29,741,400
AZZ, Inc.	535,000	230,000	—	765,000	—	21,687,750
Carmike Cinemas, Inc.	1,112,500	77,500	—	1,190,000	403,375	8,639,400
CIRCOR International, Inc.	945,000	47,500	—	992,500	36,469	46,012,300
Denny's Corp.	5,030,000	240,000	—	5,270,000	—	19,762,500
Federal Signal Corp.	2,265,000	142,500	—	2,407,500	143,250	27,012,150
Genesee & Wyoming, Inc.	1,765,000	87,500	—	1,852,500	—	44,774,925
Goodrich Petroleum Corp.	1,425,000	205,000	—	1,630,000	—	36,870,600
Gray Television, Inc.	2,940,000	90,000	—	3,030,000	90,900	24,300,600
Greenbrier Companies, Inc.	1,622,500	97,500	—	1,720,000	135,000	38,287,200
Interstate Hotels & Resorts, Inc.	2,015,000	85,000	—	2,100,000	—	8,316,000
Koppers Holdings, Inc.	1,405,000	—	—	1,405,000	238,850	60,752,200
L.B. Foster Co.	1,085,000	—	(10,000)	1,075,000	—	55,609,750
Ladish, Inc.	880,000	90,000	—	970,000	—	41,894,300
Lance Inc.	1,475,000	152,500	—	1,627,500	247,200	33,233,550
Layne Christensen Co.	1,255,000	2,500	—	1,257,500	—	61,881,575
Lindsay Manufacturing Co.	910,000	10,000	—	920,000	64,400	65,034,800
Maidenform Brands, Inc.	2,117,500	117,500	—	2,235,000	—	30,239,550
Marcus Corp.	1,530,000	220,000	—	1,750,000	134,725	27,037,500
Midas, Inc.	1,270,000	52,500	—	1,322,500	—	19,387,850
Movado Group, Inc.	1,345,000	75,000	—	1,420,000	108,000	35,911,800
Natural Gas Services Group, Inc.	1,457,500	102,500	—	1,560,000	—	30,591,600
Neenah Paper, Inc.	1,107,500	32,500	—	1,140,000	113,250	33,231,000
Pioneer Drilling Co.	2,550,000	240,000	—	2,790,000	—	33,145,200
PrivateBancorp, Inc.	1,097,500	67,500	—	1,165,000	87,188	37,955,625
Red Lion Hotels Corp.	1,440,000	22,500	—	1,462,500	—	14,551,875
Superior Essex, Inc.	1,197,500	86,000	—	1,283,500	—	30,804,000
Superior Well Services, Inc.	1,187,500	127,500	—	1,315,000	—	27,904,300
SWS Group, Inc.	1,350,000	110,000	—	1,460,000	114,800	18,498,200
Tennant Co.	580,000	485,000	—	1,065,000	115,800	47,168,850
Thomas Weisel Partners Group, Inc.	1,285,000	—	—	1,285,000	—	17,643,050
Universal Stainless & Alloy	720,000	5,000	—	725,000	—	25,788,250
Westfeild Financial, Inc.	1,770,000	—	—	1,770,000	442,500	17,169,000
					$ 2,945,007	$ 1,197,540,400

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows:[1]

Cost of investments	$ 5,050,729,019

Gross unrealized appreciation	1,173,400,380
Gross unrealized depreciation	(455,063,439)
Net unrealized appreciation	$ 718,336,941

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Schedule of Investments
December 31, 2007 (Unaudited)
Keeley Mid Cap Value Fund

Shares		Value
	COMMON STOCKS - 96.90%
	Aerospace & Defense - 3.78%
66,400	KBR, Inc. (a)	$2,576,320
66,000	Spirit Aerosystems Holdings, Inc. (a)	2,277,000
		4,853,320
	Auto Components - 1.75%
45,000	Wabco Holdings, Inc.	2,254,050
	Capital Markets - 3.54%
72,000	Janus Capital Group, Inc.	2,365,200
95,000	Jefferies Group, Inc.	2,189,750
		4,554,950
	Chemicals - 3.38%
42,500	Ashland, Inc.	2,015,775
42,800	FMC Corp.	2,334,740
		4,350,515
	Commercial Services & Supplies - 1.63%
35,000	The Brink's Co.	2,090,900
	Computers & Peripherals - 3.76%
90,000	NCR Corp. (a)	2,259,000
94,000	Teradata Corp. (a)	2,576,540
		4,835,540
	Construction & Engineering - 13.47%
75,500	AECOM Technology Corp. (a)	2,157,035
50,000	Chicago Bridge & Iron Co.	3,022,000
25,500	Foster Wheeler Ltd. (a)	3,953,010
56,000	McDermott International, Inc. (a)	3,305,680
87,000	Quanta Services, Inc. (a)	2,282,880
43,000	The Shaw Group, Inc. (a)	2,598,920
		17,319,525
	Construction Materials - 3.17%
16,500	Martin Marietta Materials, Inc.	2,187,900
27,000	Texas Industries, Inc.	1,892,700
		4,080,600
	Containers & Packaging - 3.40%
53,000	Aptargroup, Inc.	2,168,230
86,000	Crown Holdings, Inc. (a)	2,205,900
		4,374,130
	Diversified Financial Services - 1.92%
52,300	Leucadia National Corp.	2,463,330
	Diversified Telecommunication Services - 1.70%
172,000	Citizens Communications Co.	2,189,560
	Electric Utilities - 1.63%
33,000	Allegheny Energy, Inc. (a)	2,099,130
	Electrical Equipment - 3.38%
47,100	Ametek, Inc.	2,206,164
43,500	Thomas & Betts Corp. (a)	2,133,240
		4,339,404
	Energy Equipment & Services - 3.93%
46,800	FMC Technologies, Inc. (a)	2,653,560
60,000	Helmerich & Payne, Inc.	2,404,200
		5,057,760
	Hotels, Restaurants & Leisure - 3.12%
45,000	Gaylord Entertainment Co. (a)	1,821,150
93,000	Wyndham Worldwide Corp.	2,191,080
		4,012,230
	Household Durables - 3.57%
88,000	Newell Rubbermaid, Inc.	2,277,440
48,000	Snap-On, Inc.	2,315,520
		4,592,960
	Insurance - 1.70%
79,000	Covanta Holding Corp. (a)	2,185,140
	IT Services - 3.60%
100,000	Broadridge Financial Solutions, Inc.	2,243,000
102,000	Metavante Technologies, Inc.	2,378,640
		4,621,640
	Machinery - 15.74%
45,500	Dover Corp.	2,097,095
37,500	Harsco Corp.	2,402,625
36,500	Ingersoll-Rand Co.	1,696,155
31,000	ITT Industries, Inc.	2,047,240
44,000	Joy Global, Inc.	2,896,080
47,000	Manitowoc Co.	2,295,010
48,000	Oshkosh Truck Corp.	2,268,480
35,500	Terex Corp. (a)	2,327,735
67,000	Timken Co.	2,200,950
		20,231,370
	Media - 1.48%
108,000	Idearc, Inc.	1,896,480
	Metals & Mining - 1.67%
73,000	Commercial Metals Co.	2,149,850
	Oil, Gas & Consumable Fuels - 10.07%
70,000	CNX Gas Corp. (a)	2,236,500
44,000	Consol Energy, Inc.	3,146,880
48,000	Pioneer Natural Resources Co.	2,344,320
47,500	Plains Exploration & Production Co. (a)	2,565,000
44,500	Quicksilver Resources, Inc. (a)	2,651,755
		12,944,455
	Road & Rail - 1.82%
68,000	Kansas City Southern (a)	2,334,440
	Semiconductor & Semiconductor Equipment - 2.06%
73,500	Cypress Semiconductor Corp. (a)	2,648,205
	Textiles, Apparel & Luxury Goods - 1.63%
77,000	Hanesbrands, Inc. (a)	2,092,090
	TOTAL COMMON STOCKS (Cost $101,838,479)	$124,571,574
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 2.03%
	Variable Rate Demand Notes - 2.03%
$ 2,606,900	U.S. Bank, N.A., 3.524% (b)	$2,606,900
	TOTAL SHORT TERM INVESTMENTS (Cost $2,606,900)	$2,606,900

	Total Investments (Cost $104,445,379) - 98.93%	$127,178,474
	Other Assets in Excess of Liabilities - 1.07%	1,379,975
	TOTAL NET ASSETS - 100.00%	$128,558,449

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are
	payable on demand. Interest rates change periodically on specified dates.
	The rate shown is of December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows:[1]

Cost of investments	$ 104,445,379

Gross unrealized appreciation	25,549,611
Gross unrealized depreciation	(2,816,516)
Net unrealized appreciation	$ 22,733,095

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Schedule of Investments
December 31, 2007 (Unaudited)
Keeley All Cap Value Fund

Shares		Value
	COMMON STOCKS - 97.84%
	Aerospace & Defense - 3.69%
35,000	Hexcel Corp. (a)	$849,800
14,000	Honeywell International, Inc.	861,980
24,500	KBR, Inc. (a)	950,600
24,000	Spirit Aerosystems Holdings, Inc. (a)	828,000
		3,490,380
	Auto Components - 1.65%
27,000	The Goodyear Tire & Rubber Co. (a)	761,940
16,000	Wabco Holdings, Inc.	801,440
		1,563,380
	Capital Markets - 2.79%
13,000	Ameriprise Financial, Inc.	716,430
64,000	Epoch Holding Corp.	960,000
7,000	Sanders Morris Harris Group, Inc.	71,750
17,000	Stifel Financial Corp. (a)	893,690
		2,641,870
	Chemicals - 7.91%
14,500	Ashland, Inc.	687,735
12,000	CF Industries Holdings, Inc.	1,320,720
16,000	FMC Corp.	872,800
75,000	ICO, Inc. (a)	963,000
25,000	Koppers Holdings, Inc.	1,081,000
29,000	Terra Industries, Inc. (a)	1,385,040
38,000	Tronox, Inc.	338,200
60,000	Zep, Inc. (a)	832,200
		7,480,695
	Commercial Banks - 0.79%
28,000	Marshall & Ilsley Corp.	741,440
	Commercial Services & Supplies - 3.00%
11,500	The Brink's Co.	687,010
39,000	Duff & Phelps Corp. - Class A (a)	767,520
97,500	Hill International, Inc. (a)	1,381,575
		2,836,105
	Computers & Peripherals - 2.59%
40,000	EMC Corp. (a)	741,200
32,000	NCR Corp. (a)	803,200
33,000	Teradata Corp. (a)	904,530
		2,448,930
	Construction & Engineering - 9.49%
33,000	ABB Ltd. - ADR	950,400
27,000	AECOM Technology Corp. (a)	771,390
21,000	Chicago Bridge & Iron Co.	1,269,240
7,500	Foster Wheeler Ltd. (a)	1,162,650
98,000	Furmanite Corporation (a)	1,156,400
90,000	Great Lakes Dredge & Dock Corp. (a)	784,800
35,500	Integrated Electrical Services, Inc. (a)	667,045
20,000	McDermott International, Inc. (a)	1,180,600
17,000	The Shaw Group, Inc. (a)	1,027,480
		8,970,005
	Construction Materials - 1.76%
6,200	Martin Marietta Materials, Inc.	822,120
12,000	Texas Industries, Inc.	841,200
		1,663,320
	Consumer Finance - 0.79%
49,500	Discover Financial Services	746,460
	Containers & Packaging - 1.54%
18,500	Aptargroup, Inc.	756,835
33,500	Temple-Inland, Inc.	698,475
		1,455,310
	Diversified Financial Services - 1.78%
18,500	J.P. Morgan Chase & Co.	807,525
10,000	NYSE Euronext, Inc.	877,700
		1,685,225
	Diversified Telecommunication Services - 0.90%
67,000	Citizens Communications Co.	852,910
	Electric Utilities - 0.75%
18,000	Allete, Inc.	712,440
	Electrical Equipment - 2.60%
21,000	Acuity Brands, Inc.	945,000
180,000	Magnetek, Inc. (a)	770,400
16,500	Regal-Beloit Corp.	741,675
		2,457,075
	Energy Equipment & Services - 2.75%
21,000	Halliburton Co.	796,110
18,500	Helix Energy Solutions Group, Inc. (a)	767,750
36,000	Tesco Corp. (a)	1,032,120
		2,595,980
	Food & Staples Retailing - 0.88%
21,000	CVS Corp.	834,750
	Health Care Equipment & Supplies - 0.94%
20,000	Covidien Ltd.	885,800
	Health Care Providers & Services - 0.98%
14,200	McKesson Corp.	930,242
	Hotels, Restaurants & Leisure - 3.82%
11,500	Las Vegas Sands Corp. (a)	1,185,075
10,000	MGM Mirage (a)	840,200
14,500	Orient-Express Hotels Ltd.	834,040
32,000	Wyndham Worldwide Corp.	753,920
		3,613,235
	Household Durables - 1.63%
9,500	Fortune Brands, Inc.	687,420
17,700	Snap-On, Inc.	853,848
		1,541,268
	Independent Power Producers & Energy Traders - 0.76%
100,000	Dynegy, Inc. (a)	714,000
	Industrial Conglomerates - 2.86%
13,000	Textron, Inc.	926,900
19,500	Tyco International Ltd.	773,175
28,000	Walter Industries, Inc.	1,006,040
		2,706,115
	Insurance - 1.75%
31,500	Marsh & McLennan Companies, Inc.	833,805
17,000	Unitrin, Inc.	815,830
		1,649,635
	IT Services - 3.19%
52,000	Broadridge Financial Solutions, Inc.	1,166,360
36,500	Metavante Technologies, Inc.	851,180
41,000	Western Union Co.	995,480
		3,013,020
	Machinery - 14.07%
43,000	Altra Holdings, Inc. (a)	715,090
27,000	American Railcar Industries, Inc.	519,750
19,000	Badger Meter, Inc.	854,050
17,000	Crane Co.	729,300
16,500	Dover Corp.	760,485
18,000	Harsco Corp.	1,153,260
16,500	Ingersoll-Rand Co.	766,755
13,000	ITT Industries, Inc.	858,520
18,500	Joy Global, Inc.	1,217,670
25,000	L.B. Foster Co. (a)	1,293,250
20,500	Manitowoc Co.	1,001,015
22,000	Mueller Water Products, Inc. - Class A	209,440
55,000	Mueller Water Products, Inc. - Class B	548,350
45,000	Tecumseh Products Co. (a)	1,053,450
13,000	Terex Corp. (a)	852,410
23,500	Timken Co.	771,975
		13,304,770
	Media - 1.58%
44,000	Idearc, Inc.	772,640
16,500	The McGraw-Hill Companies, Inc.	722,865
		1,495,505
	Metals & Mining - 6.04%
7,500	Allegheny Technologies, Inc.	648,000
27,500	AMCOL International Corp.	990,825
25,000	Commercial Metals Co.	736,250
10,500	Haynes International, Inc. (a)	729,750
11,000	Kaiser Aluminum Corp.	874,280
29,000	Titanium Metals Corp. (a)	767,050
8,000	United States Steel Corp.	967,280
		5,713,435
	Multiline Retail - 1.84%
43,000	Dillard's, Inc.	807,540
45,000	Saks, Inc. (a)	934,200
		1,741,740
	Multi-Utilities - 0.87%
19,000	NRG Energy, Inc. (a)	823,460
	Oil, Gas & Consumable Fuels - 3.69%
25,000	Comstock Resources, Inc. (a)	850,000
51,000	EXCO Resources, Inc. (a)	789,480
48,000	PetroHawk Energy Corp. (a)	830,880
85,000	Rex Energy Corporation (a)	1,014,050
		3,484,410
	Paper & Forest Products - 0.78%
95,300	Domtar Corp. (a)	732,857
	Real Estate - 0.35%
14,167	Forestar Real Estate Group, Inc. (a)	334,191
	Road & Rail - 1.65%
28,000	Genesee & Wyoming, Inc. (a)	676,760
7,000	Union Pacific Corp.	879,340
		1,556,100
	Semiconductor & Semiconductor Equipment - 1.41%
37,000	Cypress Semiconductor Corp. (a)	1,333,110
	Specialty Retail - 2.10%
70,000	Eddie Bauer Holdings, Inc. (a)	444,500
49,000	Rex Stores Corp. (a)	772,730
85,000	Sally Beauty Holdings, Inc. (a)	769,250
		1,986,480
	Textiles, Apparel & Luxury Goods - 0.86%
30,000	Hanesbrands, Inc. (a)	815,100
	Thrifts & Mortgage Finance - 1.01%
58,000	First Niagara Financial Group, Inc.	698,320
16,167	Guaranty Financial Group, Inc. (a)	258,667
		956,987
	TOTAL COMMON STOCKS (Cost $82,477,900)	$92,507,735
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.99%
	Variable Rate Demand Notes - 1.99%
$ 1,882,300	U.S. Bank, N.A., 3.524% (b)	$1,882,300
	TOTAL SHORT TERM INVESTMENTS (Cost $1,882,300)	$1,882,300

	Total Investments (Cost $84,360,200) - 99.83%	$94,390,035
	Other Assets in Excess of Liabilities - 0.17%	161,547
	TOTAL NET ASSETS - 100.00%	$94,551,582

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Non Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are
	payable on demand. Interest rates change periodically on specified dates.
	The rate shown is as of December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows:[1]

Cost of investments	$ 84,360,200

Gross unrealized appreciation	14,618,941
Gross unrealized depreciation	(4,589,106)
Net unrealized appreciation	$ 10,029,835

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Schedule of Investments
December 31, 2007 (Unaudited)
Keeley Small-Mid Cap Value Fund

Shares		Value
	COMMON STOCKS - 93.83%
	Aerospace & Defense - 3.14%
3,500	Hexcel Corp. (a)	$84,980
1,900	KBR, Inc. (a)	73,720
2,500	Spirit Aerosystems Holdings, Inc. (a)	86,250
		244,950
	Auto Components - 1.29%
2,000	Wabco Holdings, Inc.	100,180
	Capital Markets - 3.61%
7,000	Epoch Holding Corp.	105,000
2,500	Janus Capital Group, Inc.	82,125
1,800	Stifel Financial Corp. (a)	94,626
		281,751
	Chemicals - 5.25%
1,700	Ashland, Inc.	80,631
1,600	FMC Corp.	87,280
1,900	Koppers Holdings, Inc.	82,156
7,000	Tronox, Inc.	62,300
7,000	Zep, Inc. (a)	97,090
		409,457
	Commercial Banks - 0.92%
2,700	Marshall & Ilsley Corp.	71,496
	Commercial Services & Supplies - 0.86%
3,800	PHH Corp. (a)	67,032
	Computers & Peripherals - 1.09%
3,100	Teradata Corp. (a)	84,971
	Construction & Engineering - 10.18%
3,100	ABB Ltd. - ADR	89,280
2,800	AECOM Technology Corp. (a)	79,996
1,700	Chicago Bridge & Iron Co.	102,748
800	Foster Wheeler Ltd. (a)	124,016
2,200	Granite Construction, Inc.	79,596
9,000	Great Lakes Dredge & Dock Corp. (a)	78,480
1,400	McDermott International, Inc. (a)	82,642
3,000	Quanta Services, Inc. (a)	78,720
1,300	The Shaw Group, Inc. (a)	78,572
		794,050
	Construction Materials - 2.54%
700	Martin Marietta Materials, Inc.	92,820
1,500	Texas Industries, Inc.	105,150
		197,970
	Consumer Finance - 2.28%
6,500	Discover Financial Services	98,020
5,200	MoneyGram International, Inc.	79,924
		177,944
	Containers & Packaging - 1.56%
2,000	Aptargroup, Inc.	81,820
1,900	Temple-Inland, Inc.	39,615
		121,435
	Diversified Financial Services - 1.09%
1,800	Leucadia National Corp.	84,780
	Electric Utilities - 2.37%
1,900	ITC Holdings Corp.	107,198
2,800	Portland General Electric Co.	77,784
		184,982
	Electrical Equipment - 4.53%
2,200	Acuity Brands, Inc.	99,000
1,700	Ametek, Inc.	79,628
4,000	Chase Corp.	101,000
1,500	Thomas & Betts Corp. (a)	73,560
		353,188
	Energy Equipment & Services - 5.59%
2,000	Halliburton Co.	75,820
1,800	Helix Energy Solutions Group, Inc. (a)	74,700
2,500	Helmerich & Payne, Inc.	100,175
3,800	Tesco Corp. (a)	108,946
2,000	Willbros Group, Inc. (a)	76,580
		436,221
	Food & Staples Retailing - 1.15%
2,250	CVS Corp.	89,438
	Health Care Equipment & Supplies - 1.14%
2,000	Covidien Ltd.	88,580
	Hotels, Restaurants & Leisure - 3.93%
1,800	Gaylord Entertainment Co. (a)	72,846
1,300	Orient-Express Hotels Ltd.	74,776
1,600	Vail Resorts, Inc. (a)	86,096
3,100	Wyndham Worldwide Corp.	73,036
		306,754
	Household Durables - 1.05%
1,700	Snap-On, Inc.	82,008
	Industrial Conglomerates - 1.24%
2,700	Walter Industries, Inc.	97,011
	Insurance - 1.21%
3,400	Covanta Holding Corp. (a)	94,044
	IT Services - 2.28%
4,500	Broadridge Financial Solutions, Inc.	100,935
3,300	Metavante Technologies, Inc.	76,956
		177,891
	Machinery - 18.25%
1,900	Bucyrus International, Inc. - Class A	188,841
1,600	Dover Corp.	73,744
950	Flowserve Corp.	91,390
3,600	Greenbrier Companies, Inc.	80,136
1,400	Harsco Corp.	89,698
1,700	Ingersoll-Rand Co.	78,999
1,300	ITT Industries, Inc.	85,852
1,700	Joy Global, Inc.	111,894
1,300	L.B. Foster Co. (a)	67,249
1,800	Manitowoc Co.	87,894
7,500	Mueller Water Products, Inc. - Class B	74,775
1,500	Oshkosh Truck Corp.	70,890
1,800	Tennant Co.	79,722
1,200	Terex Corp. (a)	78,684
2,300	Timken Co.	75,555
3,150	Trinity Industries, Inc.	87,444
		1,422,767
	Media - 0.92%
4,100	Idearc, Inc.	71,996
	Metals & Mining - 3.08%
2,600	Commercial Metals Co.	76,570
1,100	Haynes International, Inc. (a)	76,450
1,100	Kaiser Aluminum Corp.	87,428
		240,448
	Multiline Retail - 1.94%
7,300	Saks, Inc. (a)	151,548
	Oil, Gas & Consumable Fuels - 6.84%
1,400	Consol Energy, Inc.	100,128
5,700	EXCO Resources, Inc. (a)	88,236
1,700	Penn Virginia Corp.	74,171
4,300	PetroHawk Energy Corp. (a)	74,433
1,700	Pioneer Natural Resources Co.	83,028
2,100	Plains Exploration & Production Co. (a)	113,400
		533,396
	Real Estate - 0.19%
633	Forestar Real Estate Group, Inc. (a)	14,940
	Road & Rail - 1.97%
2,800	Genesee & Wyoming, Inc. (a)	67,676
2,500	Kansas City Southern (a)	85,825
		153,501
	Textiles, Apparel & Luxury Goods - 1.08%
3,100	Hanesbrands, Inc. (a)	84,227
	Thrifts & Mortgage Finance - 1.26%
7,300	First Niagara Financial Group, Inc.	87,892
633	Guaranty Financial Group, Inc. (a)	10,133
		98,025
	TOTAL COMMON STOCKS (Cost $6,938,019)	$7,316,981
Principal
Amount		Value
	SHORT TERM INVESTMENTS - 0.01%
	Variable Rate Demand Notes - 0.01%
$ 800	U.S. Bank, N.A., 3.524% (b)	$800
	TOTAL SHORT TERM INVESTMENTS (Cost $800)	$800

	Total Investments (Cost $6,938,819) - 93.84%	$7,317,781
	Other Assets in Excess of Liabilities - 6.16%	480,330
	TOTAL NET ASSETS - 100.00%	$7,798,111

Percentages are stated as a percent of net assets.

(a)	Non Income Producing
(b)	Variable rate demand notes are considered short-term obligations and are
	payable on demand. Interest rates change periodically on specified dates.
	The rate shown is of December 31, 2007.

The cost basis of investments for federal income tax purposes at December 31, 2007 was as follows:[1]

Cost of investments	$ 6,938,819

Gross unrealized appreciation	773,202
Gross unrealized depreciation	(394,240)
Net unrealized appreciation	$ 378,962

[1]Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent annual or semi-annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keeley Funds, Inc.

By (Signature and Title)   /s/ John Keeley
   John L. Keeley, President

Date         2/11/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John Keeley
   John L. Keeley, President

Date         2/11/08

By (Signature and Title)*      /s/ Robert Kurinsky
Robert Kurinsky, Treasurer

Date         2/11/08

* Print the name and title of each signing officer under his or her signature.